Note 46 - Provisions or reversal provisions	12 Months Ended
Dec. 31, 2017
Provisions or reversal of provisions Abstract
Provisions or Reversal Provisions

Provisions or reversal of provisions

In the years ended December 31, 2017, 2016 and 2015 the net provisions registered in this income statement line item were as follows:

Provisions or reversal of provisions (Millions of euros)
	Notes	2017	2016	2015
Pensions and other post employment defined benefit obligations	25	343	332	592
Commitments and guarantees given		(313)	56	10
Pending legal issues and tax litigation		318	76	(25)
Other Provisions		397	722	154
Total		745	1,186	731